Document and Entity Information	Oct. 19, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001035354
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	Eloxx Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-31326
Entity Tax Identification Number	84-1368850
Entity Address, Address Line One	P.O. Box 274
Entity Address, Address Line Two	10 Court Street
Entity Address, City or Town	Arlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02476
City Area Code	(781)
Local Phone Number	577-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	ELOX
Entity Emerging Growth Company	false